S000061604 [Member] Investment Strategy - iShares ESG Aware MSCI USA Small-Cap ETF	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the MSCI USA Small Cap Extended ESG Focus Index (the “Underlying Index”), which has been developed by MSCI Inc. (the “Index Provider” or “MSCI”). The Underlying Index is an optimized equity index that is designed to produce investment results comparable to the MSCI USA Small Cap Index (the “Parent Index”), while reflecting a higher allocation than that of the Parent Index to companies with favorable ESG profiles (as determined by MSCI). The Parent Index represents the small-capitalization segment of the U.S. equity market (as determined by MSCI).
In constructing the Underlying Index, the Index Provider begins with the Parent Index and excludes securities of companies involved in the business of tobacco, companies involved with controversial weapons, producers and retailers of civilian firearms, and companies involved in certain fossil fuels-related activity such as the production of thermal coal, thermal coal-based power generation and extraction of oil sands based on revenue or percentage of revenue thresholds for certain categories (e.g., $20 million or 5%) and categorical exclusions for others (e.g., controversial weapons). The Index Provider also excludes companies that are directly involved in very severe, ongoing business controversies (in each case as determined by the Index Provider), and then follows a quantitative process that is designed to determine optimal weights for securities in the Underlying Index to maximize exposure to companies with higher ESG ratings, subject to maintaining risk and return characteristics similar to those of the Parent Index. At each quarterly review, the
Underlying Index must have an ESG score of at least 10% better than that of the Parent Index, as determined by MSCI.
For each industry, the Index Provider identifies key ESG issues that can lead to substantial costs or opportunities for companies (e.g., climate change, resource scarcity, demographic shifts). The Index Provider then rates each company’s exposure to each key issue based on the company’s business segment and geographic risk and analyzes the extent to which companies have developed robust strategies and programs to manage ESG risks and opportunities. The Index Provider scores companies based on both their risk exposure and risk management. The Index Provider assesses management practices, management performance (through demonstrated track record and other quantitative performance indicators), governance structures, and/or implications in controversies, which all may be taken as a proxy for overall management quality. Controversies, including, among other things, issues involving anti-competitive practices, toxic emissions and waste, and health and safety, occurring within the last three years lead to a deduction from the overall management score on each issue. Using a sector-specific key issue weighting model, companies are rated and ranked in comparison to their industry peers. Key issues and weights are generally reviewed annually.
As of August 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the consumer goods and services, financials and industrials industries or sectors. The components of the Underlying Index are likely to change over time.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index.
The Fund generally will invest at least 90% of its assets in the component securities of the Underlying Index and may invest up to 10% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index and Parent Index are sponsored by MSCI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and Parent Index and publishes information regarding the market value of the Underlying Index and Parent Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.